UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV        Charlotte, NC              05/12/08
     -----------------------        -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $ 88,889 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----

***FOSTER WHEELER LTD             com      G36535139 $ 1,981,700.00    35,000   sole                             35,000
***RESEARCH IN MOTION LTD         com      760975102 $ 1,683,450.00    15,000   sole                             15,000
ALTRIA GROUP INC                  com      02209S103 $ 1,065,600.00    48,000   sole                             48,000
AMERICA MOVIL S A DE CV ADR       com      02364W105 $ 3,502,950.00    55,000   sole                             55,000
BRINK'S COMPANY                   com      109696104 $ 4,097,980.00    61,000   sole                             61,000
BUNGE LTD                         com      G16962105 $ 2,345,760.00    27,000   sole                             27,000
CALGON CARBON CORP                com      129603106 $ 3,655,645.00   242,900   sole                            242,900
CIENA CORPORATION                 com      171779309 $ 1,387,350.00    45,000   sole                             45,000
CISCO SYSTEMS INC.                com      17275R102 $ 1,084,050.00    45,000   sole                             45,000
COVANTA HOLDING CORPORATION       com      22282E102 $ 3,645,455.00   132,562   sole                            132,562
DELTA PETE CORP                   com      247907207 $ 2,704,800.00   120,000   sole                            120,000
DOWNEY FINANCIAL CORP             com      261018105 $   735,200.00    40,000   sole                             40,000
ENTERGY CORP NEW                  com      29364G103 $ 3,272,400.00    30,000   sole                             30,000
FIRSTFED FINANCIAL CORP DEL       com      337907109 $   950,250.00    35,000   sole                             35,000
GENTEK INC                        com      37245X203 $ 4,771,650.56   158,632   sole                            158,632
GOLDMAN SACHS GROUP INC           com      38141G104 $ 1,653,900.00    10,000   sole                             10,000
INDYMAC BANCORP INC               com      456607100 $   446,400.00    90,000   sole                             90,000
JOY GLOBAL INC                    com      481165108 $ 1,563,840.00    24,000   sole                             24,000
KAISER ALUMINUM CORP              com      483007704 $ 2,425,500.00    35,000   sole                             35,000
LOEWS CORP                        com      540424207 $ 4,027,540.70    55,514   sole                             55,514
MCDERMOTT INTERNATIONAL INC       com      580037109 $ 4,051,198.00    73,900   sole                             73,900
MONSANTO CO                       com      61166W101 $ 1,672,500.00    15,000   sole                             15,000
NIKE INC  CL B                    com      654106103 $ 1,360,000.00    20,000   sole                             20,000
NORTHWESTERN CORP                 com      668074305 $ 3,655,500.00   150,000   sole                            150,000
NRG ENERGY INC                    com      629377508 $ 1,891,015.00    48,500   sole                             48,500
ORACLE SYSTEMS CORP               com      68389X105 $ 1,956,000.00   100,000   sole                            100,000
P P & L RES INC                   com      716495106 $ 3,444,000.00    75,000   sole                             75,000
PETROHAWK ENERGY CORPORATION      com      716495106 $ 1,008,500.00    50,000   sole                             50,000
PHILIP MORRIS INTL INC            com      718172109 $ 2,427,840.00    48,000   sole                             48,000
POTASH CORP OF SASKATCHEWAN       com      73755L107 $ 3,492,225.00    22,500   sole                             22,500
SAIC INC                          com      78390X101 $ 1,859,000.00   100,000   sole                            100,000
TEXTRON INC                       com      883203101 $ 2,161,380.00    39,000   sole                             39,000
TITAN INTERNATIONAL INC-ILL       com      88830M102 $ 2,601,850.00    85,000   sole                             85,000
TRANSDIGM GROUP INC               com      893641100 $ 2,964,000.00    80,000   sole                             80,000
TRIPLE CROWN MEDIA INC            com      89675K102 $   162,818.82    58,358   sole                             58,358
ULTRA PETROLEUM CORP              com      903914109 $ 2,325,000.00    30,000   sole                             30,000
W R GRACE & CO DEL                com      38388F108 $ 1,597,400.00    70,000   sole                             70,000
WACHOVIA CORPORATION COM          com      929903102 $ 1,080,000.00    40,000   sole                             40,000
WASHINGTON MUTUAL INC             com      939322103 $   875,500.00    85,000   sole                             85,000
WHIRLPOOL CORP                    com      963320106 $ 1,301,700.00    15,000   sole                             15,000
